Employee benefit plan (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Contributions plan amount					$ 81,673	$ 68,914
Company made contributions	$ 23,000	$ 16,000	$ 100,000	$ 46,000